Expense Example - PIMCO RAE Emerging Markets Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	79	248	432	965	89	280	487	1,083	485	720	973	1,697